Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Various Classes of Assets (Details)	Jun. 30, 2025	Jun. 30, 2024
Office equipment [Member]
Schedule of Estimated Useful Lives of the Various Classes of Assets [Line Items]
Office equipment	5 years	5 years